Loss per share - Summary of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the company (Details)
¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Loss per share
Loss attributable to owners of the Company	¥ (808,403)	$ (117,207)	¥ (496,238)	¥ (3,069,043)
Weighted average number of ordinary shares outstanding | shares	463,976	463,976	460,547	301,380
Basic loss	¥ (1.74)		¥ (1.08)	¥ (10.18)
ADS.
Loss per share
Basic loss	¥ (8.71)		¥ (5.39)	¥ (50.92)